Convertible Preferred Stock and Stockholders' Equity - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Temporary Equity Disclosure [Abstract]
Cumulative amount raised redeemable convertible preferred stock | $	$ 227.3
Conversion of Stock, Shares Issued | shares	5.87585